T. ROWE PRICE Global Impact Equity Fund
July 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.1%
Common Stocks 1.1%
MercadoLibre (USD) (1) 96 151
Total Argentina (Cost
$146
)
151
BRAZIL 0.9%
Common Stocks 0.9%
StoneCo, Class A (USD) (1) 1,993 117
Total Brazil (Cost
$131
)
117
CANADA 3.1%
Common Stocks 1.6%
Shopify, Class A (1) 135 203
203
Limited Partnerships 1.5%
Brookfield Renewable Partners (USD) (2) 5,101 200
200
Total Canada (Cost
$362
)
403
CHINA 2.0%
Common Stocks 2.0%
Hope Education Group (HKD)  352,000 66
Wuxi Biologics Cayman (HKD) (1) 12,500 191
Total China (Cost
$256
)
257
DENMARK 2.7%
Common Stocks 2.7%
Chr Hansen Holding  1,281 115
Orsted  917 136
ROCKWOOL International, B Shares  210 112
Total Denmark (Cost
$344
)
363

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 1.1%
Common Stocks 1.1%
Stora Enso, R Shares  7,508 149
Total Finland (Cost
$143
)
149
FRANCE 2.5%
Common Stocks 2.5%
EssilorLuxottica  1,042 197
Schneider Electric  789 132
Total France (Cost
$296
)
329
GERMANY 3.1%
Common Stocks 3.1%
Evotec (1) 3,892 162
Infineon Technologies  4,300 164
Shop Apotheke Europe (1) 580 87
Total Germany (Cost
$436
)
413
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  21,800 261
Total Hong Kong (Cost
$275
)
261
INDIA 3.8%
Common Stocks 3.8%
Axis Bank, GDR (USD) (1) 3,708 176
HDFC Bank, ADR (USD)  4,649 328
Total India (Cost
$543
)
504
INDONESIA 1.1%
Common Stocks 1.1%
Bank Central Asia  73,100 151
Total Indonesia (Cost
$163
)
151

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 3.3%
Common Stocks 3.3%
Hamamatsu Photonics  2,500 139
Keyence  400 223
Mercari (1) 1,400 73
Total Japan (Cost
$399
)
435
NETHERLANDS 3.7%
Common Stocks 3.7%
ASML Holding  380 290
Koninklijke DSM  990 200
Total Netherlands (Cost
$387
)
490
PHILIPPINES 1.1%
Common Stocks 1.1%
SM Investments  7,765 142
Total Philippines (Cost
$160
)
142
SPAIN 0.9%
Common Stocks 0.9%
Iberdrola  9,430 114
Total Spain (Cost
$121
)
114
SWEDEN 1.2%
Common Stocks 1.2%
Assa Abloy, B Shares  4,814 154
Total Sweden (Cost
$138
)
154
SWITZERLAND 1.9%
Common Stocks 1.9%
Lonza Group  314 244
Total Switzerland (Cost
$190
)
244

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 3.0%
Common Stocks 3.0%
Chailease Holding  24,000 199
Taiwan Semiconductor Manufacturing, ADR (USD)  1,645 192
Total Taiwan (Cost
$358
)
391
UNITED KINGDOM 5.2%
Common Stocks 5.2%
Ashtead Group  2,367 177
AstraZeneca  1,535 177
Prudential  7,676 144
Unilever  3,255 187
Total United Kingdom (Cost
$647
)
685
UNITED STATES 55.0%
Common Stocks 55.0%
Agilent Technologies  1,075 165
Atlassian, Class A (1) 646 210
Bright Horizons Family Solutions (1) 705 105
Charles Schwab  4,998 340
Chart Industries (1) 477 74
Chubb  1,114 188
Danaher  1,005 299
Ecolab  603 133
Eli Lilly  761 185
Hubbell  568 114
IDEX  739 167
Intuit  554 294
Intuitive Surgical (1) 250 248
Kodiak Sciences (1) 529 44
Linde  881 271
Marsh & McLennan  1,521 224
Microsoft  1,676 477
MSA Safety  1,042 171
MSCI  221 132
NextEra Energy  4,563 355
Prologis, REIT  1,410 181
Roper Technologies  351 172
salesforce.com (1) 1,079 261
ServiceNow (1) 381 224

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Shoals Technologies Group, Class A (1) 3,239 94
SolarEdge Technologies (1) 311 81
Square, Class A (1) 538 133
Stryker  635 172
Tesla (1) 96 66
Thermo Fisher Scientific  492 266
Trane Technologies  1,237 252
Trex (1) 1,011 98
Veeva Systems, Class A (1) 495 165
Visa, Class A  945 233
Waste Connections  1,813 230
Zoetis  1,171 237
Zoom Video Communications, Class A (1) 518 196
Total United States (Cost
$6,425
)
7,257
URUGUAY 0.1%
Common Stocks 0.1%
Dlocal (USD) (1) 365 16
Total Uruguay (Cost
$8
)
16
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 161,048 161
Total Short-Term Investments (Cost $161) 161
Total Investments in Securities 100.0%
(Cost $12,089) $ 13,187
Other Assets Less Liabilities 0.0% 6
Net Assets 100.0% $ 13,193
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GDR Global Depositary Receipts

T. ROWE PRICE Global Impact Equity Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
03/15/21
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ —  ¤  ¤ $ 161^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $161.

T. ROWE PRICE Global Impact Equity Fund
Unaudited
Notes to Portfolio of Investments
8
T. Rowe Price Global Impact Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Impact Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Impact Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Impact Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1399-054 Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,061 $ 4,765 $ — $ 12,826
Short-Term Investments 161 — — 161
Limited Partnerships 200 — — 200
Total $ 8,422 $ 4,765 $ — $ 13,187